Related-party transactions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 13, 2023
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 89	€ 106	€ 111
Non-recourse third-party receivables sold from PMC	75	117	117
PMC
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 88	€ 87	€ 101
PMC | Philips North America
Related-party transactions [Line Items]
Proportion of ownership interest in associate	40.00%
De Lage Landen Financial Services, Inc. (DLL)
Related-party transactions [Line Items]
Proportion of ownership interest in associate	60.00%
Bottom of range | Exor N.V
Related-party transactions [Line Items]
Minority stake				15.00%
Top of range | Exor N.V
Related-party transactions [Line Items]
Minority stake				20.00%